Note 5 - Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5. Property and Equipment

Property and equipment consisted of the following as of December 31, 2014 and 2013:

(in thousands)	2014	2013
Furniture and equipment	$2,038	$2,054
Leasehold improvements	318	313
Total property and equipment	2,356	2,367
Less accumulated depreciation and amortization	(2,002)	(2,001)
Total property and equipment, net	$354	$366

Depreciation expense was $96,000 and $35,000 for the years ended December 31, 2014 and 2013, respectively.

At December 31, 2013, we wrote off $2.7 million of the fully depreciated balance of leasehold improvements, furniture, and equipment related to the premises we vacated in 2013.